COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                        COVA VARIABLE ANNUITY ACCOUNT ONE

                        Supplement dated December 2, 1997
                      to Prospectus dated December 2, 1997

This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by Cova Financial Services Life Insurance Company ("Cova Life") and Cova Variable Annuity Account One ("Variable Account One").

GROWTH AND INCOME PORTFOLIO SUBSTITUTION
The purpose of this supplement is to notify you of a proposal to substitute shares of the Lord Abbett Growth and Income Portfolio of Cova Series Trust ("Cova Trust") for shares of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund") held by Variable Account One to fund certain single purchase payment and flexible purchase payment variable annuity contracts ("Contracts") issued by Cova Life.

Cova Life will file an application with the Securities and Exchange Commission ("Commission") requesting an order approving the Substitution. Upon obtaining the order from the Commission approving the Substitution, and subject to any prior approval by applicable state insurance authorities, Cova Life and Variable Account One propose to effect the Substitution as soon as is practical.

A Contract owner, prior to the date of Substitution, may transfer his or her Growth and Income Sub-Account Value to any other sub-account of Variable Account One without any limitation or charge being imposed. Moreover, following the Substitution for a period of 30 days, Cova Life will permit transfers from the Lord Abbett Growth and Income Sub-Account to any other sub-account of Variable Account One available under your Contract without any limitation or charge being imposed. After the 30 days, any transfers from the Lord Abbett Growth and Income Sub-Account will be subject to the restrictions described in the Prospectus.

A complete list of all available Portfolios in which Variable Account One invests is set forth in the Prospectus. You may obtain a Prospectus by writing or calling Cova Life at the address or telephone number set forth below.

Cova Life will effect the Substitution by simultaneously placing an order to redeem the shares of the Growth and Income Portfolio and an order to purchase shares of the Lord Abbett Growth and Income Portfolio.

Cova Life will bear the expenses attributable to the Substitution. Cova Life will send affected Owners a notice within five days after the Substitution.

                        CUSTOMER SERVICE: (800) 343-8496
            ISSUED BY: COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                     DISTRIBUTED BY: COVA LIFE SALES COMPANY
                           ONE TOWER LANE, SUITE 3000
                      OAKBROOK TERRACE, ILLINOIS 60181-4644

                                COVA SERIES TRUST
                        SUPPLEMENT DATED NOVEMBER 3, 1997
                   TO PROSPECTUS DATED MAY 1, 1997, AS AMENDED
                                SEPTEMBER 8, 1997

The first paragraph under "Public Fund Performance" on page 25 of the Prospectus and the Performance Recap are amended as follows:

The Mid-Cap Value, Large Cap Research and Developing Growth Portfolios are commencing regular investment operations as of the date of this Supplement and are now available for new sales.

CL-3039 (12/97)





Cova Financial Services Life Insurance Company
December 2, 1997

PROFILE OF THE FIXED AND VARIABLE ANNUITY
CONTRACT
This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. The Contract is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CONTRACT The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The Contract provides a means for investing on a tax-deferred basis in a fixed account of Cova and 36 investment portfolios. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

     The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

     This  Contract  also offers 36  investment  portfolios  which are listed in
Section 4. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

     You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

     The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract.

     The amount of money you are able to accumulate in your account during the accumulation phase will determine the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE) If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 5, 10 or 20 years (as you select) if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular payments, you cannot change your payment plan.

     During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3. PURCHASE You can buy this Contract with $5,000 or more under most circumstances. You can add $2,000 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4.   INVESTMENT OPTIONS

You can put your money in any or all of these investment portfolios which are described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time.

AIM Variable Insurance
Funds, Inc.:
Managed by A I M Advisors, Inc.
   AIM V.I. Capital
      Appreciation Fund
   AIM V.I. International
      Equity Fund
   AIM V.I. Value Fund

Alliance Variable Products
Series Fund, Inc.:
Managed by Alliance Capital Management L.P.
   Premier Growth Portfolio
   Real Estate Investment
      Portfolio

Cova Series Trust:
Managed by J.P. Morgan
Investment Management Inc.
   Small Cap Stock Portfolio
   Large Cap Stock Portfolio
   Select Equity Portfolio
   International Equity Portfolio
   Quality Bond Portfolio
Managed by Lord, Abbett &Co.
   Bond Debenture Portfolio
   Large Cap Research Portfolio
   Developing Growth  Portfolio
   Mid Cap Value Portfolio

General American
Capital Company:
Managed by Conning Asset
Management Company
   Money Market Fund

Investors Fund Series:
Managed by Zurich Kemper
Value Advisors, Inc.
   Kemper Small Cap Value
      Portfolio
Managed by Zurich Kemper Investments, Inc.
   Kemper Government
      Securities Portfolio
   Kemper Small Cap
      Growth Portfolio

Liberty Variable
Investment Trust:
Managed by Newport Fund Management Inc.
   Newport Tiger, Variable
      Series

Lord Abbett Series Fund, Inc.:
Managed by Lord, Abbett & Co.
   Growth and Income
      Portfolio

MFS Variable Insurance Trust:
Managed by Massachusetts
Financial Services Company
   MFS Emerging Growth Series
   MFS Research Series
   MFS Growth With
      Income Series
   MFS High Income Series
   MFS World Governments Series
   MFS/Foreign & Colonial
      Emerging Markets
      Equity Series

Oppenheimer Variable Account Funds:
Managed by OppenheimerFunds, Inc.
   Oppenheimer High
      Income Fund
   Oppenheimer Bond Fund
   Oppenheimer Growth
      Fund
   Oppenheimer Growth &
      Income Fund
   Oppenheimer Strategic
      Bond Fund

Putnam Variable Trust:
Managed by Putnam Investment Management, Inc.
   Putnam VT Growth and
      Income Fund
   Putnam VT International
      Growth Fund
   Putnam VT International
      New Opportunities Fund
   Putnam VT New Value Fund
   Putnam VT Vista Fund

Depending upon market conditions, you can make or lose money in any of these portfolios.

5. EXPENSES The Contract has insurance features and investment features, and there are costs related to each.

Each year Cova deducts a $30 contract maintenance charge from your Contract. Cova currently waives this charge if the value of your Contract is at least $50,000. Cova also deducts for its insurance charges which total 1.40% of the average daily value of your Contract allocated to the investment portfolios.

     If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge, if applicable, which ranges from 0% - 4% depending upon the state.

     There are also investment charges which currently range from .205% to 1.50% of the average daily value of the investment portfolio depending upon the investment portfolio.

     The following chart is designed to help you understand the expenses in the Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as .10% below), the 1.40% insurance charges and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge.
     The premium tax is assumed to be 0% in both examples.



                                                                                      EXAMPLES:
                                                                                      Total Annual
                                            Total Annual   Total Annual   Total       Expenses At End of :
                                            Insurance      Portfolio      Annual      (1)          (2)
  Portfolio                                 Charges        Expenses       Expenses    1 Year       10 Years
---------------------------------------------------------------------------------------------------------------------------
  Managed by A I M Advisors, Inc.
     AIM V.I. Capital Appreciation          1.50%          0.73%          2.23%       $72.59       $254.10
     AIM V.I. International Equity          1.50%          0.96%          2.46%       $74.90       $277.23
     AIM V.I. Value                         1.50%          0.73%          2.23%       $72.59       $254.10
---------------------------------------------------------------------------------------------------------------------------
  Managed by Alliance Capital Management L.P.
     Premier Growth                         1.50%          0.95%          2.45%       $74.80       $276.23
     Real Estate Investment                 1.50%          0.95%          2.45%       $74.80       $276.23
---------------------------------------------------------------------------------------------------------------------------
  Managed by Newport Fund Management, Inc.
     Newport Tiger, Variable                1.50%          1.27%          2.77%       $78.00       $307.49
---------------------------------------------------------------------------------------------------------------------------
  Managed by Conning Asset Management Company
     Money Market                           1.50%          0.205%         1.71%       $67.31       $199.08
---------------------------------------------------------------------------------------------------------------------------
  Managed by J.P. Morgan Investment Management Inc.
     Small Cap Stock                        1.50%          0.95%          2.45%       $74.80       $276.23
     Large Cap Stock                        1.50%          0.75%          2.25%       $72.80       $256.13
     Select Equity                          1.50%          0.85%          2.35%       $73.80       $266.24
     International Equity                   1.50%          0.95%          2.45%       $74.80       $276.23
     Quality Bond                           1.50%          0.65%          2.15%       $71.79       $245.92
---------------------------------------------------------------------------------------------------------------------------
  Managed by Lord, Abbett & Co.
     Bond Debenture                         1.50%          0.85%          2.35%       $73.80       $266.24
     Large Cap Research                     1.50%          1.10%          2.60%       $76.30       $291.02
     Developing Growth                      1.50%          1.00%          2.50%       $75.30       $281.19
     Mid Cap Value                          1.50%          1.10%          2.60%       $76.30       $291.02
     Growth and Income                      1.50%          0.59%          2.09%       $71.19       $239.74
---------------------------------------------------------------------------------------------------------------------------
  Managed by Zurich Kemper Value Advisors, Inc.
     Kemper Small Cap Value                 1.50%          0.95%          2.45%       $74.80       $276.23
---------------------------------------------------------------------------------------------------------------------------
  Managed by Zurich Kemper Investments, Inc.
     Kemper Government Securities           1.50%          0.66%          2.16%       $71.89       $246.95
     Kemper Small Cap Growth                1.50%          0.75%          2.25%       $72.80       $256.13
---------------------------------------------------------------------------------------------------------------------------
  Managed by Massachusetts Financial Services Company
     MFS Emerging Growth                    1.50%          1.00%          2.50%       $75.30       $281.19
     MFS Research                           1.50%          1.00%          2.50%       $75.30       $281.19
     MFS Growth With Income                 1.50%          1.00%          2.50%       $75.30       $281.19
     MFS High Income                        1.50%          1.00%          2.50%       $75.30       $281.19
     MFS World Governments                  1.50%          1.00%          2.50%       $75.30       $281.19
     MFS/Foreign & Colonial
         Emerging Markets Equity            1.50%          1.50%          3.00%       $80.29       $329.29
---------------------------------------------------------------------------------------------------------------------------
  Managed by OppenheimerFunds, Inc.
     Oppenheimer High Income                1.50%          0.81%          2.31%       $73.40       $262.21
     Oppenheimer Bond                       1.50%          0.78%          2.28%       $73.10       $259.18
     Oppenheimer Growth                     1.50%          0.79%          2.29%       $73.20       $260.19
     Oppenheimer Growth & Income            1.50%          1.00%          2.50%       $75.30       $281.19
     Oppenheimer Strategic Bond             1.50%          0.85%          2.35%       $73.80       $266.24
---------------------------------------------------------------------------------------------------------------------------
  Managed by Putnam Investment Management, Inc.
     Putnam VT Growth and Income            1.50%          0.54%          2.04%       $70.69       $234.55
     Putnam VT International Growth         1.50%          0.98%          2.48%       $75.10       $279.21
     Putnam VT International
         New Opportunities                  1.50%          1.39%          2.89%       $79.19       $318.93
     Putnam VT New Value                    1.50%          0.83%          2.33%       $73.60       $264.23
     Putnam VT Vista                        1.50%          0.81%          2.31%       $73.40       $262.21
---------------------------------------------------------------------------------------------------------------------------

For the newly formed Portfolios,  the expenses have been estimated. The expenses reflect any expense  reimbursement or fee waiver. For more detailed information, see the Fee Table in the prospectus for the Contract.
---------------------------------------------------------------------------------------------------------------------------

6. TAXES Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals in excess of that will be charged 5% of each payment you take out. Each purchase payment you add to your Contract has its own 5 year withdrawal charge period. After Cova has had a payment for 5 years, there is no charge for withdrawing that payment. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE The value of the Contract will vary up or down depending upon the investment performance of the Portfolio(s) you choose. The total return figures are based on historical data and are not intended to indicate future performance. The following chart shows total return for the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. for the time periods shown. These numbers reflect the insurance charges, the contract maintenance charge and the expenses of the investment portfolios. These numbers do not reflect any withdrawal charges which if applied would reduce such performance. Performance is not shown here for any of the other Portfolios because the Separate Account was not invested in the other Portfolios for a complete calendar year as of December 31, 1996.

Portfolio                1996          1995         1994         1993         1992          1991        1990
---------------------------------------------------------------------------------------------------------------------------
Growth and Income        16.23%        26.73%       0.26%        12.28%       12.69%        24.23%      0.74%

9. DEATH BENEFIT If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. This death benefit will be the greater of three amounts: 1) the money you've put in less any money you've taken out, and the related withdrawal charges, or 2) the value of your Contract at the time the death benefit is to be paid, or 3) the value of your Contract at the most recent 5th-year-anniversary before the date of death plus any money you've added since that anniversary minus any money you've taken out since that anniversary, and the related withdrawal charges. If you die after age 80, slightly different rules apply.

10. OTHER INFORMATION

Free Look. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we will put your money in the Money Market Fund during the free look period and will refund the greater of your original payment (less any withdrawals) or the value of your Contract.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the Contract? The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This Contract has additional features you might be interested in. These include:

[ ] You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

[ ] You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

[ ] You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

[ ] Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES

                                    Cova Life Sales Company
If you need more information,       One Tower Lane, Suite 3000
please contact us at:               Oakbrook Terrace, IL 60181
                                    800-523-1661




                                                                       The Fixed
                                                            And Variable Annuity

                                                                       issued by

                                               COVA VARIABLE ANNUITY ACCOUNT ONE

                                                                             and

                                                         COVA FINANCIAL SERVICES
                                                          LIFE INSURANCE COMPANY

This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Services Life Insurance Company (Cova).

The annuity contract has 37 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 36 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios. CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.

  AIM Variable Insurance Funds, Inc.:

       Managed by A I M Advisors, Inc.
           AIM V.I. Capital Appreciation Fund
           AIM V.I. International Equity Fund
           AIM V.I. Value Fund

  Alliance Variable Products Series Fund, Inc.:

       Managed by Alliance Capital
       Management L.P.
           Premier Growth Portfolio
           Real Estate Investment Portfolio

  Cova Series Trust:

       Managed by J.P. Morgan
       Investment Management Inc.
           Small Cap Stock Portfolio
           Large Cap Stock Portfolio
           Select Equity Portfolio
           International Equity Portfolio
           Quality Bond Portfolio

       Managed by Lord, Abbett & Co.
           Bond Debenture Portfolio
           Large Cap Research Portfolio
           Developing Growth Portfolio
           Mid Cap Value Portfolio

  General American Capital Company:

       Managed by Conning Asset
       Management Company
           Money Market Fund

  Investors Fund Series:

       Managed by Zurich Kemper
       Value Advisors, Inc.
           Kemper Small Cap Value Portfolio

       Managed by Zurich Kemper
       Investments, Inc.
           Kemper Government Securities Portfolio
           Kemper Small Cap Growth Portfolio

  Liberty Variable Investment Trust:

       Managed by Newport Fund
       Management Inc.
           Newport Tiger, Variable Series

Lord Abbett Series Fund, Inc.:

     Managed by Lord, Abbett & Co.
         Growth and Income Portfolio

MFS Variable Insurance Trust:

     Managed by Massachusetts
     Financial Services Company
         MFS Emerging Growth Series
         MFS Research Series
         MFS Growth With Income Series
         MFS High Income Series
         MFS World Governments Series
         MFS/Foreign & Colonial Emerging
            Markets Equity Series

Oppenheimer Variable Account Funds:

     Managed by OppenheimerFunds, Inc.
         Oppenheimer High Income Fund
         Oppenheimer Bond Fund
         Oppenheimer Growth Fund
         Oppenheimer Growth & Income Fund
         Oppenheimer Strategic Bond Fund

Putnam Variable Trust:

     Managed by Putnam Investment
     Management, Inc.

         Putnam VT Growth and Income Fund
         Putnam VT International Growth Fund
         Putnam VT International New
           Opportunities Fund
         Putnam VT New Value Fund
         Putnam VT Vista Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated December 2, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The Table of Contents of the SAI is on Page 19 of this prospectus. For a free copy of the SAI, call us at (800) 831-5433 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

December 2, 1997.




TABLE OF CONTENTS                                         Page
  INDEX OF SPECIAL TERMS                                     3

  FEE TABLE                                                  4

  EXAMPLES                                                   7

  1. THE ANNUITY CONTRACT                                   10

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    10

  3. PURCHASE                                               11
     Purchase Payments                                      11
     Allocation of Purchase Payments                        11
     Accumulation Units                                     11

  4. INVESTMENT OPTIONS                                     12
     AIM Variable Insurance Funds, Inc.                     12
     Alliance Variable Products Series Fund, Inc.           12
     Cova Series Trust                                      12
     General American Capital Company                       12
     Investors Fund Series                                  12
     Liberty Variable Investment Trust                      12
     Lord Abbett Series Fund, Inc.                          12
     MFS Variable Insurance Trust                           12
     Oppenheimer Variable Account Funds                     13
     Putnam Variable Trust                                  13
     Transfers                                              13
     Dollar Cost Averaging Program                          13
     Automatic Rebalancing Program                          13
     Approved Asset Allocation Programs                     14
     Voting Rights                                          14
     Substitution                                           14

  5. EXPENSES                                               14
     Insurance Charges                                      14
     Contract Maintenance Charge                            14
     Withdrawal Charge                                      15
     Reduction or Elimination of the
        Withdrawal Charge                                   15
     Premium Taxes                                          15
     Transfer Fee                                           15
     Income Taxes                                           15
     Investment Portfolio Expenses                          15

  6. TAXES                                                  15
     Annuity Contracts in General                           15
     Qualified and Non-Qualified Contracts                  16
     Withdrawals - Non-Qualified Contracts                  16
     Withdrawals - Qualified Contracts                      16
     Withdrawals - Tax-Sheltered Annuities                  16
     Diversification                                        16

  7. ACCESS TO YOUR MONEY                                   16
     Systematic Withdrawal Program                          17

  8. PERFORMANCE                                            17

   9. DEATH BENEFIT                                         17
      Upon Your Death                                       17
      Death of Annuitant                                    18

 10. OTHER INFORMATION                                      18
      Cova                                                  18
      The Separate Account                                  18
      Distributor                                           18
      Ownership                                             18
      Beneficiary                                           18
      Assignment                                            18
      Suspension of Payments or Transfers                   18
      Financial Statements                                  19

 TABLE OF CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION                                     19

 APPENDIX
 Performance Information                                   A-1

 INDEX OF SPECIAL TERMS

 We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                           Page

 Accumulation Phase                                          10
 Accumulation Unit                                           11
 Annuitant                                                   10
 Annuity Date                                                10
 Annuity Options                                             10
 Annuity Payments                                            10
 Annuity Unit                                                11
 Beneficiary                                                 18
 Fixed Account                                               10
 Income Phase                                                10
 Investment Portfolios                                       12
 Joint Owner                                                 18
 Non-Qualified                                               16
 Owner                                                       18
 Purchase Payment                                            11
 Qualified                                                   16
 Tax Deferral                                                15




COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

Owner Transaction Expenses
Withdrawal Charge (see Note 2 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 3 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 4 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)

     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                        ------
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%


Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                                 Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation Fund                             .64%                    .09%                    .73%
       AIM V.I. International Equity Fund                             .75%                    .21%                    .96%
       AIM V.I. Value Fund                                            .64%                    .09%                    .73%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Other               Total Annual
                                                                                            Expenses           Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees               reimbursement)          reimbursement)*

------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth Portfolio                                       .72%                    .23%                    .95%
       Real Estate Investment Portfolio**                               0%                    .95%                    .95%
------------------------------------------------------------------------------------------------------------------------------------

*The expenses are net of voluntary reimbursements.  Expenses have been capped at
 .95% annually for each of the portfolios listed above. The adviser to the Fund intends to continue such reimbursements for the foreseeable future. Absent such reimbursement, the management fees would have been 1.00% and the other expenses would have been .23% for the Premier Growth Portfolio. The estimated expenses for the Real Estate Investment Portfolio, before reimbursement, are: .90% management fees and 5.10% for other expenses.

**Annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)

                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees              reimbursement)(1)       reimbursement)(1)
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       Select Equity Portfolio*                                       .75%                    .10%                    .85%
       Small Cap Stock Portfolio*                                     .85%                    .10%                    .95%
       International Equity Portfolio*                                .85%                    .10%                    .95%
       Quality Bond Portfolio*                                        .55%                    .10%                    .65%
       Large Cap Stock Portfolio*                                     .65%                    .10%                    .75%

Managed by Lord, Abbett & Co.

       Bond Debenture Portfolio*                                      .75%                    .10%                    .85%
       Mid Cap Value Portfolio**                                     1.00%                    .10%                   1.10%
       Large Cap Research Portfolio**                                1.00%                    .10%                   1.10%
       Developing Growth Portfolio**                                  .90%                    .10%                   1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) Since August 20, 1990, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses (on an annualized basis) for the year or period ended December 31, 1996 would have been 1.70% for the Select Equity Portfolio, 2.68% for the Small Cap Stock Portfolio, 3.80% for the International Equity Portfolio, 1.52% for the Quality Bond Portfolio, 1.23% for the Large Cap Stock Portfolio and 2.05% for the Bond Debenture Portfolio.

*Annualized.  The Portfolio  commenced  investment  operations on April 2, 1996.

**Estimated. The Portfolio commenced investment operations on August 19, 1997.

                                                                                                                 Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset Management Company

       Money Market Fund                                              .205%                   .00%                    .205%
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Investors Fund Series

Managed by Zurich Kemper Value Advisors, Inc.
       Kemper Small Cap Value Portfolio                               .75%                    .20%*                   .95%

Managed by Zurich Kemper Investments, Inc.
       Kemper Government Securities Portfolio                         .55%                    .11%                    .66%
       Kemper Small Cap Growth Portfolio                              .65%                    .10%                    .75%
------------------------------------------------------------------------------------------------------------------------------------

*Estimated first year expenses.

                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger, Variable Series                                 .90%                    .37%                   1.27%
------------------------------------------------------------------------------------------------------------------------------------

COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE (continued)

                                                                  Management        12b-1        Other            Total Annual
                                                                     Fees           Fees       Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.
Managed by Lord, Abbett & Co.
       Growth and Income Portfolio*                                 .50%           .07%          .02%                .59%
------------------------------------------------------------------------------------------------------------------------------------

*The Growth and Income Portfolio of Lord Abbett Series Fund, Inc. has a 12b-1 plan which provides for payments to Lord, Abbett & Co. for remittance to a life insurance company for certain distribution expenses (see the Fund Prospectus). The 12b-1 plan provides that such remittances, in the aggregate, will not exceed
 .15%, on an annual basis, of the daily net asset value of shares of the Growth and Income Portfolio. As of the date of this Prospectus, no payments had been made under the 12b-1 plan. For the year ending December 31, 1997, the 12b-1 fees are estimated to be .07%. The examples below for this Portfolio reflect the estimated 12b-1 fees.

                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees               reimbursement)*         reimbursement)*
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust

Managed by Massachusetts Financial Services Company
       MFS Emerging Growth Series                                     .75%                    .25%                   1.00%
       MFS Research Series                                            .75%                    .25%                   1.00%
       MFS Growth With Income Series                                  .75%                    .25%                   1.00%
       MFS High Income Series                                         .75%                    .25%                   1.00%
       MFS World Governments Series                                   .75%                    .25%                   1.00%
       MFS/Foreign & Colonial Emerging
          Markets Equity Series                                      1.25%                    .25%                   1.50%
------------------------------------------------------------------------------------------------------------------------------------

*The adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, so that each Series' "Other Expenses" do not exceed .25% annually for each Series listed above. Absent such reimbursement, "Total Annual Portfolio Expenses" would be: 1.16% for the MFS Emerging Growth Series; 1.48% for the MFS Research Series; 2.07% for the MFS Growth With Income Series; 1.62% for the MFS High Income Series; 2.03% for the MFS World Governments Series; and are estimated to be 1.73% for the MFS/Foreign & Colonial Emerging Markets Equity Series.

                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees               reimbursement)          reimbursement)
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.
       Oppenheimer High Income Fund                                   .75%                    .06%                    .81%
       Oppenheimer Bond Fund                                          .74%                    .04%                    .78%
       Oppenheimer Growth Fund*                                       .75%                    .04%                    .79%
       Oppenheimer Growth & Income Fund                               .75%                    .25%                   1.00%
       Oppenheimer Strategic Bond Fund                                .75%                    .10%                    .85%
------------------------------------------------------------------------------------------------------------------------------------

*Total Annual Portfolio Expenses would have been .81% in the absence of a voluntary one-time fee reimbursement.

                                                                   Management                                     Total Annual
                                                                      Fees               Other Expenses        Portfolio Expenses
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust

Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income Fund                               .49%                    .05%                    .54%
       Putnam VT International Growth Fund                            .80%                    .18%                    .98%*
       Putnam VT International New
          Opportunities Fund                                         1.20%                    .19%                   1.39%*
       Putnam VT New Value Fund                                       .70%                    .13%                    .83%*
       Putnam VT Vista Fund                                           .65%                    .16%                    .81%*
------------------------------------------------------------------------------------------------------------------------------------

*Estimated expenses for first full fiscal year.

Examples

You would pay the following expenses on a $1,000 investment, assuming a
5% annual return on assets:             (a)   upon surrender at the end of each time period;
                                        (b)   if the contract is not surrendered or is annuitized.

                                                                         Time Periods
                                                                  1 year              3 years

------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.

       AIM V.I. Capital Appreciation Fund                          (a)  $72.59        (a) $114.54
                                                                   (b)  $22.59        (b) $ 69.54
       AIM V.I. International Equity Fund                          (a)  $74.90        (a) $121.47
                                                                   (b)  $24.90        (b) $ 76.47
       AIM V.I. Value Fund                                         (a)  $72.59        (a) $114.54
                                                                   (b)  $22.59        (b) $ 69.54
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.

       Premier Growth Portfolio                                    (a)  $74.80        (a) $121.17
                                                                   (b)  $24.80        (b) $ 76.17
       Real Estate Investment Portfolio                            (a)  $74.80        (a) $121.17
                                                                   (b)  $24.80        (b) $ 76.17
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust

Managed by J.P. Morgan Investment Management Inc.

       Small Cap Stock Portfolio                                   (a)  $74.80        (a) $121.17
                                                                   (b)  $24.80        (b) $ 76.17
       Large Cap Stock Portfolio                                   (a)  $72.80        (a) $115.15
                                                                   (b)  $22.80        (b) $ 70.15
       Select Equity Portfolio                                     (a)  $73.80        (a) $118.16
                                                                   (b)  $23.80        (b) $ 73.16
       International Equity Portfolio                              (a)  $74.80        (a) $121.17
                                                                   (b)  $24.80        (b) $ 76.17
       Quality Bond Portfolio                                      (a)  $71.79        (a) $112.12
                                                                   (b)  $21.79        (b) $ 67.12
Managed by Lord, Abbett & Co.

       Bond Debenture Portfolio                                    (a)  $73.80        (a) $118.16
                                                                   (b)  $23.80        (b) $ 73.16
       Large Cap Research Portfolio                                (a)  $76.30        (a) $125.66
                                                                   (b)  $26.30        (b) $ 80.66
       Developing Growth Portfolio                                 (a)  $75.30        (a) $122.67
                                                                   (b)  $25.30        (b) $ 77.67
       Mid Cap Value Portfolio                                     (a)  $76.30        (a) $125.66
                                                                   (b)  $26.30        (b) $ 80.66
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company

       Money Market Fund                                           (a)  $67.31        (a) $ 98.54
                                                                   (b)  $17.31        (b) $ 53.54
------------------------------------------------------------------------------------------------------------------------------------

Investors Fund Series

Managed by Zurich Kemper Value Advisors, Inc.

       Kemper Small Cap Value Portfolio                            (a)  $74.80        (a) $121.17
                                                                   (b)  $24.80        (b) $ 76.17
Managed by Zurich Kemper Investments, Inc.

       Kemper Government Securities Portfolio                      (a)  $71.89        (a) $112.42
                                                                   (b)  $21.89        (b) $ 67.42
       Kemper Small Cap Growth Portfolio                           (a)  $72.80        (a) $115.15
                                                                   (b)  $22.80        (b) $ 70.15
------------------------------------------------------------------------------------------------------------------------------------

Examples (continued)

                                                                         Time Periods
                                                                  1 year              3 years

------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.

       Newport Tiger, Variable Series                              (a)  $78.00        (a) $130.73
                                                                   (b)  $28.00        (b) $ 85.73
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.
Managed by Lord, Abbett & Co.

       Growth and Income Portfolio                                 (a)  $71.19        (a) $110.30
                                                                   (b)  $21.19        (b) $ 65.30
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust

Managed by Massachusetts Financial Services Company

       MFS Emerging Growth Series                                  (a)  $75.30        (a) $122.67
                                                                   (b)  $25.30        (b) $ 77.67
       MFS Research Series                                         (a)  $75.30        (a) $122.67
                                                                   (b)  $25.30        (b) $ 77.67
       MFS Growth With Income Series                               (a)  $75.30        (a) $122.67
                                                                   (b)  $25.30        (b) $ 77.67
       MFS High Income Series                                      (a)  $75.30        (a) $122.67
                                                                   (b)  $25.30        (b) $ 77.67
       MFS World Governments Series                                (a)  $75.30        (a) $122.67
                                                                   (b)  $25.30        (b) $ 77.67
       MFS/Foreign & Colonial Emerging
          Markets Equity Series                                    (a)  $80.29        (a) $137.54
                                                                   (b)  $30.29        (b) $ 92.54
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.

       Oppenheimer High Income Fund                                (a)  $73.40        (a) $116.96
                                                                   (b)  $23.40        (b) $ 71.96
       Oppenheimer Bond Fund                                       (a)  $73.10        (a) $116.05
                                                                   (b)  $23.10        (b) $ 71.05
       Oppenheimer Growth Fund                                     (a)  $73.20        (a) $116.35
                                                                   (b)  $23.20        (b) $ 71.35
       Oppenheimer Growth & Income Fund                            (a)  $75.30        (a) $122.67
                                                                   (b)  $25.30        (b) $ 77.67
       Oppenheimer Strategic Bond Fund                             (a)  $73.80        (a) $118.16
                                                                   (b)  $23.80        (b) $ 73.16
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

       Putnam VT Growth and Income Fund                            (a)  $70.69        (a) $108.78
                                                                   (b)  $20.69        (b) $ 63.78
       Putnam VT International Growth Fund                         (a)  $75.10        (a) $122.07
                                                                   (b)  $25.10        (b) $ 77.07
       Putnam VT International New Opportunities Fund              (a)  $79.19        (a) $134.29
                                                                   (b)  $29.19        (b) $ 89.29
       Putnam VT New Value Fund                                    (a)  $73.60        (a) $117.56
                                                                   (b)  $23.60        (b) $ 72.56
       Putnam VT Vista Fund                                        (a)  $73.40        (a) $116.96
                                                                   (b)  $23.40        (b) $ 71.96
------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table and Examples

1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

2. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

3. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

4. Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, Cova will charge the contract maintenance charge.

5. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

6.   The assumed average contract size is $30,000.

7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase. The Contract benefits from tax deferral.

Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 36 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this in Section 10 - Other Information.

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month. You can also choose among income plans. We call those annuity options.

We ask you to choose your annuity date and annuity option when you purchase the contract. You can change either at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the fixed account, the investment portfolio(s) or a combination of both. If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things: 1) the value of your contract in the investment portfolio(s) on the annuity date, 2) the 3% assumed investment rate used in the annuity table for the contract, and 3) the performance of the investment portfolios you selected. If the actual performance exceeds the 3% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3%, your annuity payments will decrease.

You can choose one of the following annuity options. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment ($2,000 if the contract is issued in Massachusetts or Texas). In that case, Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), Cova has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $2,000 or more to either type of contract.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your purchase payment in the Money Market Fund of General American Capital Company for 15 days after we allocate your first purchase payment. (In some states, the period may be longer.) At the end of that period, we will re-allocate those funds as you selected.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.

4.   INVESTMENT OPTIONS

The contract offers 36 investment portfolios which are listed below. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS. CERTAIN PORTFOLIOS CONTAINED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio
   Real Estate Investment Portfolio

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

   Small Cap Stock Portfolio
   Large Cap Stock Portfolio
   Select Equity Portfolio
   International Equity Portfolio
   Quality Bond Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

   Bond Debenture Portfolio
   Large Cap Research Portfolio
   Developing Growth Portfolio
   Mid Cap Value Portfolio

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     Money Market Fund

INVESTORS FUND SERIES

Investors Fund Series is a mutual fund with multiple portfolios. Zurich Kemper Investments, Inc. (ZKI) is the investment adviser for the Kemper Government Securities Portfolio and the Kemper Small Cap Growth Portfolio. Zurich Kemper Value Advisors, Inc., a wholly owned subsidiary of ZKI, is the investment adviser for the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

   Kemper Small Cap Value Portfolio
   Kemper Government Securities Portfolio
   Kemper Small Cap Growth Portfolio

LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Keyport Advisory Services Corp. (KASC) is the investment manager to the Trust. KASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger, Variable Series. The following portfolio is available under the contract:

   Newport Tiger, Variable Series
    (a portfolio investing in equity securities of companies located in certain countries of Asia).

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund.
The following portfolio managed by Lord, Abbett & Co. is available under the contract:

   Growth and Income Portfolio

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Research Series
   MFS Growth With Income Series
   MFS High Income Series
   MFS World Governments Series

   MFS/Foreign & Colonial Emerging Markets
      Equity Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Oppenheimer High Income Fund
   Oppenheimer Bond Fund
   Oppenheimer Growth Fund
   Oppenheimer Growth & Income Fund
   Oppenheimer Strategic Bond Fund

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Growth and Income Fund
   Putnam VT International Growth Fund
   Putnam VT International New Opportunities Fund
   Putnam VT New Value Fund
   Putnam VT Vista Fund (a stock portfolio)

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Transfers

You can transfer money among the fixed account and the investment portfolios.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time. If you make more than 12 transfers, a transfer fee will be charged.

Cova has reserved the right during the year to terminate or modify the transfer provisions described above.

You can make transfers by telephone. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. There is no additional charge for participating in the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.

Automatic Rebalancing Program

Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova would sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk premium and 2) the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for all the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge can not be increased.

Cova will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, the charge is 5% of each purchase payment you take out. However, after Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, Cova treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

After you have owned the contract for one year, if you, or your joint owner, has been confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.

Reduction or Elimination of the Withdrawal Charge

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity  Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g.,corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit-sharing plans, which include 401(k) plans.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of purchase payments made by owners from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract: (1) by making a withdrawal (either a partial or a complete withdrawal); (2) by electing to receive annuity payments; or (3) when a death benefit is paid to your beneficiary. Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal less any applicable withdrawal charge, less any premium tax and less any contract maintenance charge. (See Section 5. Expenses for a discussion of the charges.)

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. Cova requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6. Taxes and the discussion in the Statement of Additional Information.

Systematic Withdrawal Program

If you are 59 1/2 or older, you may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

INCOME TAXES MAY APPLY TO SYSTEMATIC WITHDRAWALS.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historic performance.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The Appendix  contains  performance  information that you may find  informative.
Future   performance   will  vary  and   results   shown  are  not   necessarily
representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

10.  OTHER INFORMATION

Cova

Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Services Life Insurance Company.

Cova is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

The Separate Account

Cova has established a separate account, Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.75% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions. To the extent that the withdrawal charge is insufficient to cover the actual cost of distribution, Cova may use any of its corporate assets, including any profit from the mortality and expense risk premium, to make up any difference.

Ownership

Owner. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner. The beneficiary becomes the owner when a death benefit is payable.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information

     Company
     Experts
     Legal Opinions
     Distribution
     Performance Information
     Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

PART 1

Performance Information for Existing Portfolios in the Separate Account

The contracts are new and therefore have no performance history. However, the Separate Account has invested in certain portfolios for some time and has an investment performance history. In order to show how the historical performance of the Separate Account affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the Separate Account and portfolios and is for the periods shown. The chart below shows the investment performance of the Separate Account and portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the Separate Account for the same periods.

The performance figures in Column A reflect the fees and expenses paid by each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

Total Return for the periods ended September 30, 1997

------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Accumulation Unit Performance
                                                                                      Column B                   Column C
                                                                                 (reflects insurance       (reflects all charges
                                                   Portfolio Performance            charges and               and portfolio
                                                         Column A                portfolio expenses)             expenses)
------------------------------------------------------------------------------------------------------------------------------------
                         Separate Account
                         Inception Date                     Since                         Since                          Since
Portfolio                in Portfolio     1 yr      5 yrs   Inception     1 yr     5 yrs  Inception   1 yr      5 yrs    Inception
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust

   Small Cap Stock       5/1/96           31.34%     - -      22.38%     29.94%     - -    20.98%     24.75%     - -      17.80%
   Large Cap Stock       5/1/96           41.52%     - -      32.07%     40.12%     - -    30.67%     34.92%     - -      27.57%
   Select Equity         5/1/96           42.02%     - -      28.68%     40.62%     - -    27.28%     35.42%     - -      24.16%
   International Equity  5/1/96           18.21%     - -      14.08%     16.81%     - -    12.68%     11.64%     - -       9.43%
   Quality Bond          5/1/96            9.02%     - -       8.28%      7.62%     - -     6.88%      2.47%     - -       3.58%
   Bond Debenture        5/1/96           18.18%     - -      18.65%     16.78%     - -    17.25%     11.60%     - -      14.04%
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company

   Money Market          6/3/96            5.56%     - -       5.54%      4.16%     - -     4.14%     (0.98)%    - -       0.57%
------------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund, Inc.

   Growth and Income     12/11/89         33.52%   19.30%     16.96%     32.12%  17.90%    15.56%     26.69%    16.97%    14.93%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX

PERFORMANCE INFORMATION (continued)

PART 2

Performance Information for Portfolios Which the Separate Account Has Not Previously Invested In

The contracts are new and therefore have no performance history. However, certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

The performance figures in Column A reflect the fees and expenses paid by each portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

Total Return for the periods ended September 30, 1997

------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Accumulation Unit Performance
                                                                                      Column B                   Column C
                                                                                 (reflects insurance       (reflects all charges
                                                   Portfolio Performance            charges and               and portfolio
                                                         Column A                portfolio expenses)             expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.


   AIM V.I. Capital
      Appreciation        5/5/93          25.01%     - -      22.19%     23.61%     - -    20.79%     18.51%     - -      16.19%
   AIM V.I.
      International Equity5/5/93          22.53%     - -      15.73%     21.13%     - -    14.33%     16.03%     - -       9.73%
   AIM V.I. Value         5/5/93          34.08%     - -      21.43%     32.68%     - -    20.03%     27.58%     - -      15.43%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.

   Premier Growth         6/26/92         49.83%   23.61%     23.06%     48.43%   22.21%   21.66%     43.33%    17.61%    21.56%
   Real Estate
      Investment          1/9/97           - -       - -      31.75%       - -      - -    30.35%       - -      - -      25.75%
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust

   Newport Tiger,
      Variable Series     5/1/95          (5.11)%    - -       6.62%     (6.51)%    - -     5.22%    (11.61)%    - -       0.62%
------------------------------------------------------------------------------------------------------------------------------------

Investors Fund Series

  Kemper Small
      Cap Value           5/1/96           35.63%    - -      19.88%     34.23%     - -    18.48%      29.13%    - -      13.88%
   Kemper Government
      Securities          9/3/87           9.33%    6.16%      7.77%      7.93%    4.76%    6.37%       2.83%    0.16%     6.27%
   Kemper Small Cap
      Growth              5/2/94           37.10%    - -      28.28%     35.70%    - -     26.88%      30.60%    - -      22.28%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX

PERFORMANCE INFORMATION (continued)
Total Return for the periods ended September 30, 1997

------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Accumulation Unit Performance
                                                                                      Column B                   Column C
                                                                                 (reflects insurance       (reflects all charges
                                                   Portfolio Performance            charges and               and portfolio
                                                         Column A                portfolio expenses)             expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust


   MFS Emerging
      Growth              7/24/95         23.87%    - -       28.49%     22.47%     - -    27.09%     17.37%     - -      22.49%
   MFS Research           7/26/95         28.99%    - -       26.18%     27.59%     - -    24.78%     22.49%     - -      20.18%
   MFS Growth With
      Income              10/9/95         33.88%    - -       29.23%     32.48%     - -    27.83%     27.38%     - -      23.23%
   MFS High Income        7/26/95         14.74%    - -       13.24%     13.34%     - -    11.84%      8.24%     - -       7.24%
   MFS World
      Governments         6/14/94          2.06%    - -        5.58%      0.66%     - -     4.18%     (4.44)%    - -      (0.42)%
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
   Oppenheimer High
      Income              4/30/86         14.94%   13.60%     13.84%     13.54%    12.20%  12.44%      8.44%     7.60%    12.34%
   Oppenheimer Bond       4/3/85           9.43%    7.66%      9.60%      8.03%     6.26%   8.20%      2.93%     1.66%     8.10%
   Oppenheimer
      Growth              4/3/85          36.89%   22.27%     13.85%     35.49%    20.87%  12.45%     30.39%    16.27%    12.35%
   Oppenheimer
      Growth & Income     7/5/95          38.08%    - -       40.56%     36.68%     - -    39.16%     31.58%     - -      34.56%
   Oppenheimer
      Strategic Bond      5/3/93          11.32%    - -        7.81%      9.92%     - -     6.41%      4.82%     - -       1.81%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
      and Income          2/1/88          33.94%   19.07%     17.06%     32.54%    17.67%  15.66%     27.44%    13.07%    15.56%
   Putnam VT New
      Value               1/2/97           - -      - -       29.63%      - -       - -    28.23%      - -       - -      23.63%
   Putnam VT Vista        1/2/97           - -      - -       31.52%      - -       - -    30.12%      - -       - -      25.52%
   Putnam VT
      International
      Growth              1/2/97           - -      - -       29.90%      - -       - -    28.50%      - -       - -      23.90%
   Putnam VT
      International
      New Opportunities   1/2/97           - -      - -       13.06%      - -       - -    11.66%      - -       - -       7.06%
------------------------------------------------------------------------------------------------------------------------------------




Cova Financial Services Life
   Insurance Company
Attn: Variable Products
One Tower Lane
Suite 3000
Oakbrook Terrace, Illinois 60181-4644


          Please send me, at no charge, the Statement of Additional Information dated December 2, 1997, for The Annuity Contract issued by Cova.


               (Please print or type and fill in all information)




 ................................................................................
 Name

 ................................................................................
Address

 ................................................................................
 City                                            State                  Zip Code

CL-2096 (12/97)                                                          COVA VA




                                  [BACK COVER]


                                      COVA
                 Cova Financial Services Life Insurance Company

                         Marketing and Executive Office

                           One Tower Lane, Suite 3000
                         Oakbrook Terrace, IL 60181-4644
                                  800-523-1661

                             Annuity Service Office

                                 P.O. Box 10366
                            Des Moines, IA 50306-9775
                                  800-343-8496


CL-2095 (12/97) Policy Form Series XL-407,CL-407,XL-617,CL-617 21-CSA-MO(12/97)